Stockholder's Equity - Additional Information (Detail)		3 Months Ended	9 Months Ended
	May 09, 2022 $ / shares shares	Sep. 30, 2022 USD ($) NUMBER $ / shares shares	Sep. 30, 2022 USD ($) NUMBER $ / shares shares	Dec. 31, 2021 $ / shares shares	Sep. 30, 2021 shares
Class of Stock [Line Items]
Preferred stock, shares authorized		100,000,000	100,000,000
Preferred stock shares issued		0	0	0
Preferred stock, shares outstanding		0	0	0
Common stock, par value | $ / shares		$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized		1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued		266,371,485	266,371,485	220,000,000	220,000,000
Common stock, shares outstanding		266,371,485	266,371,485	220,000,000	220,000,000
Common stock, voting rights			one vote per share
Dividends on common stock | $			$ 0
Common stock reserved for future issuance		9,100,000	9,100,000
Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period for warrants exercised, shares		800,000
Public Warrants [Member]
Class of Stock [Line Items]
Class of warrant or right redemption threshold consecutive trading days			20 days
Term of warrants		5 years	5 years
Class of warrants redemption price per unit | $ / shares		$ 0.01	$ 0.01
Number of securities called by each warrant		1	1
Exercise price of warrants | $ / shares		$ 11.5	$ 11.5
Class of warrant or right redemption threshold consecutive days from date of closing of business combination			30 days
Class of warrants, Convertible, Stock Price Trigger | $ / shares			$ 18
Class of warrant or right redemption threshold trading days			30 days
Class of warrant or right, date from which warrants or rights exercisable			Jun. 08, 2022
Strategic Warrants One [Member] | Strategic Penny Warrants [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares		0.01	$ 0.01
Strategic Warrants One [Member] | Common Stock [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares		$ 0.01	$ 0.01
Warrants exercisable to purchase common stock		24,095,072	24,095,072
Strategic Warrants Two [Member] | Strategic Market Warrants [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares	$ 15	$ 15	$ 15
Strategic Warrants Two [Member] | Common Stock [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares		$ 15	$ 15
Warrants exercisable to purchase common stock		12,000,000	12,000,000
Strategic Warrants Three [Member] | Strategic Market Warrants [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares		$ 11.5	$ 11.5
Strategic Warrants Three [Member] | Common Stock [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares		$ 11.5	$ 11.5
Warrants exercisable to purchase common stock		5,000,000	5,000,000
Strategic Warrants [Member]
Class of Stock [Line Items]
Number of electrical vertical take-off and landing for receipt of binding commitments | NUMBER			500
Number of electrical vertical take-off and landing for purchase commitments | NUMBER			200
Number of vertiports | NUMBER			10
Strategic Warrants [Member] | Strategic Penny Warrants [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares		$ 0.01	$ 0.01
Strategic Warrants [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued		26,550,000	26,550,000
Stock issued during period for warrants exercised, shares	800,000
Warrant [Member] | Common Stock [Member] | Lock Up Agreement [Member]
Class of Stock [Line Items]
Number of shares to be acquired six months after closing date of agreement with respect to first warrant		680,634	680,634
Number of shares to be acquired nine months after closing date of agreement with respect to warrant		1,361,268	1,361,268
Number of shares to be acquired twelve months after closing date of agreement with respect to second warrant		680,634	680,634
Minimum [Member] | Strategic Warrants [Member] | Strategic Market Warrants [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares		$ 11.5	$ 11.5
Maximum [Member] | Strategic Warrants [Member] | Strategic Market Warrants [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares		15	15
United Airlines Ventures Ltd [Member] | Common Stock [Member] | United Subscription Agreement [Member]
Class of Stock [Line Items]
Share price | $ / shares		$ 7.36	$ 7.36
Common stock reserved for future issuance		2,039,353	2,039,353
Aggregate purchase price of stock | $		$ 15,000,000	$ 15,000,000
United Airlines Ventures Ltd [Member] | Warrant [Member] | Common Stock [Member] | Conditional Purchase Agreement [Member]
Class of Stock [Line Items]
Stock issued for warrants exercisable		2,722,536	2,722,536
Exercise price of warrants | $ / shares		$ 0.01	$ 0.01
Number of electrical vertical take-off and landing | NUMBER		400	400
United Airlines Ventures Ltd [Member] | Warrant [Member] | Common Stock [Member] | Binding Agreement [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares		$ 0.01	$ 0.01
Warrants exercisable to purchase common stock		2,722,536	2,722,536
Number of electrical vertical take-off and landing | NUMBER		200	200